UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenway Trading L.L.C.
Address:  7 North Broad Street, Suite 204
          Ridgewood, NJ 07450


13F File Number:   028-10784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Peter Thomas
Title:    Senior Member
Phone:    201-447-2300
Signature, Place and Date of Signing:

    Peter Thomas    Ridgewood, New Jersey    February 14, 2005

Report Type (Check only one.):

[   ]       13F HOLDINGS REPORT.
[ X ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number       Name
028-05431                  Sunrise Partners Limited Partnership

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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